Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of provision for income taxes
	2020	2019
Current:
Federal	$(13)	$—
State	387	45
	374	45
Deferred:
Federal	1,173	230
State	102	35
	1,275	265
Valuation allowance	(588)	—
Total income tax expense	$1,061	$310

Schedule of deferred tax assets and liabilities
	2020	2019
Allowance for doubtful accounts	$23	$10
Inventory reserve and uniform capitalization	18	49
Accrued expenses and other liabilities	36	625
Deferred revenue	(140)	(539)
Other assets	198	117
Property and equipment	(128)	(19)
Intangibles	121	99
Goodwill	(50)	(36)
Net operating loss carryforwards	1,895	2,941
Total deferred tax assets	1,973	3,247
Valuation allowance	—	(588)
Net deferred tax assets after valuation allowance	$1,973	$2,659

Schedule of effective income tax rate reconciliation
	2020	2019
Federal taxes at statutory rate	$824	$252
State and local income taxes	482	76
Permanent differences	343	—
Valuation allowance	(588)	(33)
Change in statutory rate	—	15
Provision for income taxes	$1,061	$310
Effective tax rate	27.1%	25.9%